Related Party Transactions	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Related Party Transactions

The Company has a liability of $nil (December 31, 2010 - $3,860), to a company owned by a current director and officer of the Company for payment of services rendered and expenses incurred by the current director and officer of the Company.

The Company has a liability of $2,392 (December 31, 2010 - $113), to a director and officer of the Company for payment of services rendered and expenses incurred by the director and officer of the Company.

Payments made to Bingo, Inc. in relation to the domain name purchase payment totaled $nil during the quarter ended September 30, 2011 (September 30, 2010 - $1,862). During the year ended December 31, 2010, the Company acquired the remaining Domain Name Purchase payments for 6,000,000 common shares at a value of $0.15 per share for a total value of $900,000.

The Company has a liability of $9,500 (December 31, 2010 - $500), to independent directors of the Company for payment of services rendered.

The related party transactions are in the normal course of operations and were measured at the exchange amount, which is the amount of consideration established and agreed to by the related party.